Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 762,303.3
Capital work-in-progress		89,046.8	₨ 87,996.3
Ending balance	$ 10,776.4	815,393.5	762,303.3
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,392,449.9	1,231,438.2
Transition Adjustment for IFRS 16		(5,561.9)
Additions		143,356.1	239,691.5
Additions through aquisitions		70.9
Reversal of assets classified as held for sale			3,076.6
Currency translation		42,988.7	(22,111.4)
Disposal		(8,293.4)	(59,645.0)
Ending balance		1,565,010.3	1,392,449.9
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(718,142.9)	(544,885.8)
Transition Adjustment for IFRS 16		3,694.5
Depreciation for the year		(104,593.9)	(120,827.5)
Reversal of assets classified as held for sale			(1,601.5)
Writeoff/impairment of assets		(4,792.1)	(111,187.0)
Currency translation		(21,122.2)	5,077.2
Disposal		6,293.0	55,281.7
Ending balance		(838,663.6)	(718,142.9)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		674,307.0
Ending balance		726,346.7	674,307.0
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		259,382.6	196,031.4
Transition Adjustment for IFRS 16		(1,733.9)
Additions		27,534.1	68,356.7
Additions through aquisitions		53.0
Reversal of assets classified as held for sale			638.9
Currency translation		9,995.8	(5,218.1)
Disposal		(197.9)	(426.3)
Ending balance		295,033.7	259,382.6
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(41,870.0)	(33,149.1)
Transition Adjustment for IFRS 16		420.8
Depreciation for the year		(11,152.5)	(9,199.8)
Reversal of assets classified as held for sale			(260.4)
Writeoff/impairment of assets		(191.4)
Currency translation		(1,820.9)	488.1
Disposal		129.5	251.2
Ending balance		(54,484.5)	(41,870.0)
Land and buildings [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		217,512.6
Ending balance		240,549.2	217,512.6
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,083,365.4	992,423.7
Transition Adjustment for IFRS 16		(1,923.4)
Additions		108,941.6	162,366.3
Additions through aquisitions		11.6
Reversal of assets classified as held for sale			461.8
Currency translation		31,673.1	(16,339.3)
Disposal		(6,730.6)	(55,547.1)
Ending balance		1,215,337.7	1,083,365.4
Plant and equipment [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(646,968.3)	(490,346.0)
Transition Adjustment for IFRS 16		1,444.3
Depreciation for the year		(89,308.5)	(107,143.4)
Reversal of assets classified as held for sale			(137.3)
Writeoff/impairment of assets		(4,368.1)	(105,718.0)
Currency translation		(18,630.4)	4,451.2
Disposal		5,137.6	51,925.2
Ending balance		(752,693.4)	(646,968.3)
Plant and equipment [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		436,397.1
Ending balance		462,644.3	436,397.1
Vehicles [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,498.6	3,841.5
Additions		2,105.5	1,095.1
Additions through aquisitions		0.3
Reversal of assets classified as held for sale			38.8
Currency translation		58.6	(6.4)
Disposal		(516.9)	(470.4)
Ending balance		6,146.1	4,498.6
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,224.7)	(1,859.2)
Depreciation for the year		(933.9)	(675.9)
Reversal of assets classified as held for sale			(21.8)
Writeoff/impairment of assets		(7.4)	(60.5)
Currency translation		(31.3)	(0.1)
Disposal		479.2	392.8
Ending balance		(2,718.1)	(2,224.7)
Vehicles [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,273.9
Ending balance		3,428.0	2,273.9
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		25,220.4	21,300.9
Transition Adjustment for IFRS 16		(1,861.5)
Additions		3,442.2	5,374.5
Reversal of assets classified as held for sale			1,568.2
Currency translation		653.1	(299.4)
Disposal		(294.8)	(2,723.8)
Ending balance		27,159.4	25,220.4
Computers [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(15,850.3)	(12,332.2)
Transition Adjustment for IFRS 16		1,805.7
Depreciation for the year		(2,001.9)	(2,544.8)
Reversal of assets classified as held for sale			(1,015.0)
Writeoff/impairment of assets		(99.7)	(2,348.2)
Currency translation		(319.6)	67.9
Disposal		294.8	2,322.0
Ending balance		(16,171.0)	(15,850.3)
Computers [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,370.1
Ending balance		10,988.4	9,370.1
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,255.1	14,293.8
Transition Adjustment for IFRS 16		(43.1)
Additions		1,332.7	2,255.1
Additions through aquisitions		6.0
Reversal of assets classified as held for sale			368.9
Currency translation		486.9	(199.0)
Disposal		(466.5)	(463.7)
Ending balance		17,571.1	16,255.1
Furniture and fixtures [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,612.7)	(7,199.3)
Transition Adjustment for IFRS 16		23.7
Depreciation for the year		(1,197.1)	(1,263.6)
Reversal of assets classified as held for sale			(167.0)
Writeoff/impairment of assets		(125.5)	(1,443.4)
Currency translation		(266.0)	70.1
Disposal		251.9	390.5
Ending balance		(10,925.7)	(9,612.7)
Furniture and fixtures [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,642.4
Ending balance		6,645.4	6,642.4
Heritage Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,727.8	3,546.9
Additions			243.8
Currency translation		121.2	(49.2)
Disposal		(86.7)	(13.7)
Ending balance		3,762.3	3,727.8
Heritage Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,616.9)
Writeoff/impairment of assets			(1,616.9)
Currency translation		(54.0)
Ending balance		(1,670.9)	(1,616.9)
Heritage Assets [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,110.9
Ending balance		₨ 2,091.4	₨ 2,110.9